Summary of Significant Accounting Policies (Details)		3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2022	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) Segment	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Segment description					The Company’s CODM is the chief executive officer, who has ultimate responsibility for the operating performance of the Company and the allocation of resources. The CODM uses operating results as the primary measure to manage the business.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]					CEO [Member]
Number of operating segment (in Segment) | Segment					1
Cash equivalents
Federal deposit insurance corporation insurance limit		250,000	$ 250,000		250,000
Number of operating segment			1
Acquisition associated issued	50.00%
Acquisition associated outstanding	50.00%
Total carrying value of investments								$ 391,217
Investment owned amount			0	0		0	0	95,274
Impairment loss				391,217		391,217	391,217	11,914,322
Cost method investment				0		0	0
Variable Interest Entity [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage			20.00%
Total carrying value of investments			$ 0	$ 0		$ 0	0	391,217
Variable Interest Entity [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage			20.00%
Variable Interest Entity [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage			50.00%
Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment loss							$ 391,217	$ 6,210,783